BASIS OF PREPARATION OF THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS	6 Months Ended
Jun. 30, 2023
BASIS OF PREPARATION OF THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS
BASIS OF PREPARATION OF THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS

NOTE 2 - BASIS OF PREPARATION OF THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS:

The Company’s condensed consolidated interim financial statements for the six months ended June 30, 2023 (the "Condensed Consolidated Interim Financial Statements"), have been prepared in accordance with International Accounting Standard IAS 34, “Interim Financial Reporting”. These Condensed Consolidated Interim Financial Statements, that are unaudited, do not include all the information and disclosures that would otherwise be required in a complete set of annual financial statements and should be read in conjunction with the annual financial statements as of December 31, 2022, and their accompanying notes, which have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as published by the International Accounting Standards Board (“IASB”). The results of operations for the six months ended June 30, 2023, are not necessarily indicative of the results that may be expected for the entire fiscal year or for any other interim period.